Document and Entity Information	Jan. 31, 2015
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2015
Registrant Name	SEI DAILY INCOME TRUST /MA/
Central Index Key	0000701939
Amendment Flag	false
Document Creation Date	Jul. 17, 2015
Document Effective Date	Jul. 17, 2015
Prospectus Date	May 31, 2015
Class A Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | SDIT ULTRA SHORT DURATION BOND FUND - CLASS A
Prospectus:
Trading Symbol	SECPX
Class A Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | SDIT SHORT DURATION GOVERNMENT FUND - CLASS A
Prospectus:
Trading Symbol	TCSGX
Class A Prospectus | SDIT INTERMEDIATE DURATION GOVERNMENT FUND | SDIT INTERMEDIATE DURATION GOVERNMENT FUND - CLASS A
Prospectus:
Trading Symbol	TCPGX
Class A Prospectus | SDIT GNMA FUND | SDIT GNMA FUND - CLASS A
Prospectus:
Trading Symbol	SEGMX